Loans and borrowings - Carrying amount of loans and borrowings (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about borrowings [line items]
Non-current liabilities	¥ 6,503	¥ 6,925
Current liabilities	445	13,669
Unsecured bank loans
Disclosure of detailed information about borrowings [line items]
Current liabilities		8,921
Borrowings from non-controlling interest shareholders
Disclosure of detailed information about borrowings [line items]
Non-current liabilities	6,503	6,612
Current liabilities	133	4,748
Other borrowings
Disclosure of detailed information about borrowings [line items]
Non-current liabilities		¥ 313
Current liabilities	¥ 312